Combined Statements of Operations - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Condensed Consolidated Statements of Operations
Revenue	$ 257	$ 262	$ 784	$ 753	$ 1,016	$ 981
Revenue from Contract with Customer, Product and Service [Extensible Enumeration]	us-gaap:ServiceMember	us-gaap:ServiceMember	us-gaap:ServiceMember	us-gaap:ServiceMember	us-gaap:ServiceMember
Operating costs and expenses:
Operating expense (exclusive of depreciation and amortization)	$ 131	$ 136	$ 384	$ 399	$ 539	524
Selling, general and administrative expense (including stock-based compensation)	36	30	96	89	130	115
Depreciation and amortization	53	55	158	157	207	230
Impairment of goodwill and intangible assets (note 4)	525		525		0	0
Cost and expenses	745	221	1,163	645	876	869
Operating income (loss)	(488)	41	(379)	108	140	112
Other income (expense):
Interest expense (including amortization of deferred loan fees)	(12)	(13)	(34)	(36)	(49)	(51)
Other, net	3	1	6	4	6	4
Total other income (expense)	(9)	(12)	(28)	(32)	(43)	(47)
Earnings (loss) before income taxes	(497)	29	(407)	76	97	65
Income tax benefit (expense)	110	(8)	82	(22)	(27)	(24)
Net earnings (loss)	$ (387)	$ 21	$ (325)	$ 54	$ 70	$ 41
Unaudited Pro Forma basic net earnings (loss) attributable to Series A, Series B and Series C GCI Liberty, Inc. shareholders per common share (note 2)					$ 2.44